Risk management - Summary forborne portfolio by forberance type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 19,816	€ 9,492
% of total portfolio	2.50%	1.30%
Loan modification [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 17,877	€ 8,285
% of total portfolio	2.30%	1.10%
Refinancing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 1,939	€ 1,208
% of total portfolio	0.20%	0.20%
Performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 14,190	€ 5,385
Performing [member] | Loan modification [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	12,937	4,800
Performing [member] | Refinancing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	1,252	585
Non-performing [member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	5,626	4,107
Non-performing [member] | Loan modification [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	4,940	3,485
Non-performing [member] | Refinancing [Member]
Disclosure Of Credit Risk Exposure [Line Items]
Forborne assets	€ 686	€ 622